Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2023
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
9.	Financial Instruments and Fair Value Disclosures:

The principal financial assets of the Company consist of cash at banks, restricted cash, trade accounts receivable, an investment in a related party, Castor Maritime Inc., and amounts due from related parties. The principal financial liabilities of the Company consist of trade accounts payable, amounts due to related parties and long-term debt.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

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Cash and cash equivalents, accounts receivable trade, net, amounts due from/to related party/(ies) and accounts payable: The carrying values reported in the consolidated balance sheets for those financial instruments are reasonable estimates of their fair values due to their short-term maturity nature. Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short term maturities. The carrying value approximates the fair market value for interest bearing cash classified as restricted cash, non-current and is considered Level 1 item of the fair value hierarchy.

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Long-term debt: The secured credit facility discussed in Note 6, has a recorded value which is a reasonable estimate of its fair value due to its variable interest rate and is thus considered Level 2 item in accordance with the fair value hierarchy as SOFR rates are observable at commonly quoted intervals for the full terms of the loans.

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Investment in related party: Investment in related party is initially measured at the transaction price and subsequently assessed for the existence of any observable market for the Castor Series D Preferred Shares and any observable price changes for identical or similar investments and the existence of any indications for impairment. As per the Company’s assessment no such case was identified as at December 31, 2023.

Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, due from related parties and trade accounts receivable. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition.